Institutional Class HAIGX
Administrative Class HRIGX
Investor Class HIIGX
Retirement Class HNGFX
Harbor International Growth Fund
Summary Prospectus – March 1, 2017
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at harborfunds.com/prospectus. You can also get this information at no cost by calling 800-422-1050 or by sending an e-mail request to funddocuments@harborfunds.com. If you purchase shares of the Fund through a financial intermediary, the prospectus and other information will also be available from your financial intermediary. The current prospectus and statement of additional information, dated March 1, 2017, are incorporated by referenced into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class	Investor Class	Retirement Class
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	0.25%	0.25%	None
Other Expenses[1]	0.16%	0.16%	0.28%	0.08%
Total Annual Fund Operating Expenses[1]	0.91%	1.16%	1.28%	0.83%
Expense Reimbursement1,[2]	(0.06)%	(0.06)%	(0.06)%	(0.06)%
Total Annual Fund Operating Expenses After Expense Reimbursement1,[2]	0.85%	1.10%	1.22%	0.77%
1  Restated to reflect current fees.
2  The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.85%, 1.10%, 1.22% and 0.77% for the Institutional Class, Administrative Class, Investor Class and Retirement Class, respectively, through February 28, 2018. Only the Fund’s Board of Trustees may modify or terminate this agreement.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$ 87	$284	$498	$1,114
Administrative Class	$112	$363	$633	$1,404
Investor Class	$124	$400	$696	$1,540
Retirement Class	$ 79	$259	$455	$1,020
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 19%.
Principal Investment Strategy
The Fund invests primarily (no less than 65% of its total assets under normal market conditions) in equity securities, including common and preferred stocks, of foreign companies that the Subadviser believes will experience growth and benefit from sustainable competitive advantages in their markets. The Fund may invest in companies of any size located in, or economically tied to, any country or region outside of the United States, including developed foreign and emerging markets. The Fund normally invests in at least three different countries outside of the United States.
The Subadviser primarily uses proprietary, fundamental research to seek to identify companies for investment that can exhibit sustained, above-average growth with attractive financial characteristics, such as superior profit margins and returns on invested capital. The Subadviser normally evaluates these characteristics over a three to five year time horizon. The Subadviser may, from time to time and at its discretion, seek to hedge the value of a portion of the Fund’s foreign currency exposure to attempt to preserve the value of the Fund’s investments in U.S. dollar terms. However, the Subadviser does not normally expect to hedge the Fund’s foreign currency exposure.
When evaluating individual companies for investment, the Subadviser normally focuses on the following:
■	Opportunity: The Subadviser looks for companies that have identifiable and sustainable competitive advantages, which will enable the company to achieve above average growth rates. These competitive advantages include the degree to which there are barriers to entry in the market, the uniqueness of the company’s product offerings, any enduring cost or technology advantages and the loyalty of the company’s customers.
■	Execution: The Subadviser looks for companies that have management teams that are capable of capitalizing on the opportunities available to them. This analysis involves an assessment of the strength of the company’s financial position, including its ability to fund growth opportunities internally through sufficiently attractive profit margins, and an assessment of the management team’s actions, including how management chooses to put excess capital to work through reinvestment or acquisitions.
■	Valuation: After identifying a pool of companies with attractive growth opportunities and capable management teams, the

Summary Prospectus
Harbor International Growth Fund

Subadviser then focuses on identifying those companies that are undervalued relative to their current stock price based upon the Subadviser’s view of the company’s future growth potential.
The Subadviser may sell or reduce the Fund’s investment in a portfolio security if the Subadviser detects a material diminution to either the company’s growth opportunity or in the level of confidence the Subadviser has in company management’s ability to exploit that opportunity. This may occur as a result of a new technological or competitive threat to the company or industry or an unexpected change in strategic direction from company management. The Subadviser also regularly considers the company’s valuation, and whether the current stock price has risen to a level that better reflects the Subadviser’s view of the company’s future growth potential. However, the Subadviser does not normally trade based upon short-term price movements, as it considers such moves to be poor predictors of long-term results.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.
Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Foreign Securities Risk: Because the Fund invests primarily in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund’s investments in foreign securities may also be subject to foreign withholding taxes.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. Securities exchanges in emerging markets may suspend listed securities from trading for substantially longer periods of time than exchanges in developed markets, including for periods of a year or longer. If the Fund is holding a suspended security, that security would become completely illiquid as the Fund would not be able to dispose of the security until the suspension is lifted. In such instances, it can also be difficult to determine an appropriate valuation for the security because of a lack of trading and uncertainty as to when trading may resume.
Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared to the returns of the Fund’s benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Effective May 21, 2013, Baillie Gifford Overseas Limited became the Fund’s subadviser. Performance data prior to that date is not attributable to Baillie Gifford.

Summary Prospectus
Harbor International Growth Fund

Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	25.91%	Q2 2009
Worst Quarter	-26.40%	Q4 2008

Average Annual Total Returns — As of December 31, 2016
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor International Growth Fund
Institutional Class Before Taxes	0.54%	5.44%	0.58%	3.04%	11-01-1993
After Taxes on Distributions	0.35%	5.26%	0.46%	N/A
After Taxes on Distributions and Sale of Fund Shares	0.70%	4.60%	0.68%	N/A
Administrative Class Before Taxes	0.18%	5.14%	0.32%	5.47%	11-01-2002
Investor Class Before Taxes	0.12%	5.05%	0.21%	5.35%	11-01-2002
Retirement Class* Before Taxes	0.52%	5.43%	0.58%	3.04%	03-01-2016
Comparative Index (reflects no deduction for fees, expenses or taxes)
MSCI All Country World Ex. U.S. (ND)^	4.50%	5.00%	0.96%	N/A ^^
*	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
^	Since Inception return based on the inception date of the Institutional Class shares.
^^	Since Inception return not available since the index has not been in existence as long as the Fund.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Administrative, Investor and Retirement Class of shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Baillie Gifford Overseas Limited (“Baillie Gifford”) has subadvised the Fund since May 2013.
Portfolio Managers
Gerard Callahan Baillie Gifford Overseas Limited
Mr. Callahan is a Portfolio Manager and Chair of the International Focus Portfolio Construction Group at Baillie Gifford and has co-managed the Fund since 2013.
Iain Campbell Baillie Gifford Overseas Limited
Mr. Campbell is a Portfolio Manager and member of the International Focus Portfolio Construction Group at Baillie Gifford and has co-managed the Fund since 2013.
Joe Faraday, CFA Baillie Gifford Overseas Limited
Mr. Faraday is a Portfolio Manager and member of the International Focus Portfolio Construction Group at Baillie Gifford and has co-managed the Fund since 2013.

Summary Prospectus
Harbor International Growth Fund

Moritz Sitte, CFA Baillie Gifford Overseas Limited
Mr. Sitte is a Portfolio Manager and member of the International Focus Portfolio Construction Group at Baillie Gifford and has co-managed the Fund since 2014.
Sophie Earnshaw, CFA Baillie Gifford Overseas Limited
Ms. Earnshaw is a Portfolio Manager and member of the International Focus Portfolio Construction Group at Baillie Gifford and has co-managed the Fund since 2014.
Tom Walsh, CFA Baillie Gifford Overseas Limited
Mr. Walsh is a Portfolio Manager and member of the International Focus Portfolio Construction Group at Baillie Gifford and has co-managed the Fund since 2014.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class[1]	Investor Class	Retirement Class[2]
Regular	$50,000	$50,000	$2,500	$1,000,000
Individual Retirement Account (IRA)	$50,000	N/A	$1,000	$1,000,000
Custodial (UGMA/UTMA)	$50,000	N/A	$1,000	$1,000,000
1  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
2  There is no minimum investment for the following types of institutional investors that maintain accounts with Harbor Funds at an omnibus or plan level:  (1) employer-sponsored retirement or benefit plans, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans, and (2) accounts maintained by financial intermediaries, including investment firms, banks and broker-
dealers.

Summary Prospectus
Harbor International Growth Fund

Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Institutional, Administrative and/or Investor Classes of shares of the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. No compensation may be paid by the Fund and/or its related companies to intermediaries for the sale of Retirement Class shares or related services for Retirement Class shareholders. Ask your sales representative or visit your financial intermediary’s website for more information.

Summary Prospectus
Harbor International
Growth Fund

March 1, 2017
Institutional Class	Administrative Class	Investor Class	Retirement Class
HAIGX	HRIGX	HIIGX	HNGFX
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
FD.P.17.IG.0317